Share capital - Common Shares (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares	641,396	14,840
Amount
Balance at beginning of period	$ 268,194
Exercise of stock options	1,644	$ 172
Issuance of common shares under employee share purchase plan	524	636
Release of restricted share units	0	0
Issuance of common shares related to contingent consideration	1,625	700
Purchase of common shares held for cancellation	(159,448)
Balance at end of period	$ 247,496	$ 268,194
Share capital
Number of shares
Balance at beginning of period (in shares) | shares	32,913,955	32,857,422
Exercise of stock options (in shares) | shares	641,396	14,840
Issuance of common shares under employee share purchase plan (in shares) | shares	16,685	20,814
Release of restricted share units (in shares) | shares	24,359	5,515
Issuance of common shares related to contingent consideration (in shares) | shares	50,550	15,364
Purchase of common shares held for cancellation (in shares) | shares	(3,341,789)
Balance at end of period (in shares) | shares	30,305,156	32,913,955
Amount
Balance at beginning of period	$ 268,194	$ 266,119
Exercise of stock options	2,887	246
Issuance of common shares under employee share purchase plan	614	762
Release of restricted share units	865	367
Issuance of common shares related to contingent consideration	1,625	700
Purchase of common shares held for cancellation	(26,689)
Balance at end of period	$ 247,496	$ 268,194